MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of detailed information about management value-at-risk [text block]
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group
Functions by general market risk type
1
For the year ended 31.12.21
USD million Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 7 5 1 2
Max. 35 13 11 9 5
Average 7 9 7 3 3
31.12.21 8 11 7 6 3
Total management VaR, Group 4 36 11 12 Average (per business division and risk type)
Global Wealth Management 1 3 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 36 11 11 7 9 7 3 3
Group Functions 4 8 5 4 0 4 4 1 0
Diversification effect
2,3
(6) (5) 0 (5) (5) (1) 0
For the year ended 31.12.20
USD million Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 6 5 2 2
Max. 29 11 11 7 6
Average 10 8 7 4 4
31.12.20 6 8 8 3 3
Total management VaR, Group 8 31 13 11 Average (per business division and risk type)
Global Wealth Management 0 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 7 32 12 10 10 7 6 4 4
Group Functions 4 7 5 6 0 4 3 1 0
Diversification effect
2,3
(5) (8) 0 (4) (4) (1) 0
1 Statistics at individual levels may not be

summed to deduce the corresponding aggregate

figures. The minima

and maxima for each level may well occur

on different days, and likewise,

the VaR for each

business
line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series,
rendering invalid the simple summation of figures to arrive at the aggregate total.

2 Difference between the sum of the standalone VaR for the business divisions and Group Functions and the VaR for the Group as a whole.

3 As the minima and maxima for different business divisions and Group Functions occur on different days, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]
Interest rate risk – banking book
USD million +1 bp Parallel up
1
Parallel down
1
Steepener
2
Flattener
3
Short-term up
4
Short-term down
5
CHF (5.1) (724.1) 806.3 (254.3) 117.1 (158.7) 162.5
EUR (1.1) (196.6) 231.9 (69.0) 37.4 (24.1) 27.4
GBP 0.1 33.3 (32.8) (31.1) 35.3 45.4 (43.7)
USD (23.5) (5,068.3) 4,124.2 (821.4) (362.3) (2,165.9) 2,315.6
Other (0.4) (85.8) 19.9 (3.7) (34.5) (59.6) 3.8
Total effect on economic value of equity as per Pillar 3 requirement as of
31.12.21 (29.9) (6,041.4) 5,149.5 (1,179.6) (207.0) (2,362.9) 2,465.6
Additional tier 1 (AT1) capital instruments 4.5 853.4 (928.4) (9.6) 197.1 531.5 (553.3)
Total including AT1 capital instruments as of 31.12.21 (25.4) (5,188.0) 4,221.1 (1,189.2) (10.0) (1,831.4) 1,912.3
1 Rates across all tenors move by ±150 bps for

Swiss franc, ±200 bps for euro and US dollar and ±250 bps for pound sterling.

2 Short-term rates decrease and long-term rates increase.

3 Short-term rates increase
and long-term rates decrease.

4 Short-term rates increase more than long-term rates.

5 Short-term rates decrease more than long-term rates.

UBS AG
Entity [Table]
Disclosure of detailed information about management value-at-risk [text block]
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group
Functions by general market risk type
1
For the year ended 31.12.21
USD million Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 7 5 1 2
Max. 35 13 11 9 5
Average 7 9 7 3 3
31.12.21 8 11 7 6 3
Total management VaR, Group 4 36 11 12 Average (per business division and risk type)
Global Wealth Management 1 3 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 36 11 11 7 9 7 3 3
Group Functions 4 8 5 4 0 4 4 1 0
Diversification effect
2,3
(6) (5) 0 (5) (5) (1) 0
For the year ended 31.12.20
USD million Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 6 5 2 2
Max. 29 11 11 7 6
Average 10 8 7 4 4
31.12.20 6 8 8 3 3
Total management VaR, Group 8 31 13 11 Average (per business division and risk type)
Global Wealth Management 0 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 7 32 12 10 10 7 6 4 4
Group Functions 4 7 5 6 0 4 3 1 0
Diversification effect
2,3
(5) (8) 0 (4) (4) (1) 0
1 Statistics at individual levels may not be

summed to deduce the corresponding aggregate

figures. The minima

and maxima for each level may well occur

on different days, and likewise,

the VaR for each

business
line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series,
rendering invalid the simple summation of figures to arrive at the aggregate total.

2 Difference between the sum of the standalone VaR for the business divisions and Group Functions and the VaR for the Group as a whole.

3 As the minima and maxima for different business divisions and Group Functions occur on different days, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]
Interest rate risk – banking book
USD million +1 bp Parallel up
1
Parallel down
1
Steepener
2
Flattener
3
Short-term up
4
Short-term down
5
CHF (5.1) (724.1) 806.3 (254.3) 117.1 (158.7) 162.5
EUR (1.1) (196.6) 231.9 (69.0) 37.4 (24.1) 27.4
GBP 0.1 33.3 (32.8) (31.1) 35.3 45.4 (43.7)
USD (23.5) (5,068.3) 4,124.2 (821.4) (362.3) (2,165.9) 2,315.6
Other (0.4) (85.8) 19.9 (3.7) (34.5) (59.6) 3.8
Total effect on economic value of equity as per Pillar 3 requirement as of
31.12.21 (29.9) (6,041.4) 5,149.5 (1,179.6) (207.0) (2,362.9) 2,465.6
Additional tier 1 (AT1) capital instruments 4.5 853.4 (928.4) (9.6) 197.1 531.5 (553.3)
Total including AT1 capital instruments as of 31.12.21 (25.4) (5,188.0) 4,221.1 (1,189.2) (10.0) (1,831.4) 1,912.3
1 Rates across all tenors move by ±150 bps for

Swiss franc, ±200 bps for euro and US dollar and ±250 bps for pound sterling.

2 Short-term rates decrease and long-term rates increase.

3 Short-term rates increase
and long-term rates decrease.

4 Short-term rates increase more than long-term rates.

5 Short-term rates decrease more than long-term rates.